Thrivent Flexible Premium Variable Life Insurance
Thrivent Variable Insurance Account B

Updating Summary Prospectus April 30, 2023
This updating summary prospectus summarizes key features of a flexible premium individual variable adjustable life insurance contract (the “Contract”) previously offered by Thrivent Life Insurance Company, formerly LBVIP, between 1987 and 2003. Thrivent Financial for Lutherans ("Thrivent") replaced Thrivent Life Insurance Company as the issuer on July 1, 2019.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at dfinview.com/Thrivent/VariableLifeB. You can also obtain this information at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
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The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Availability of Portfolios	No changes.
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio Company Expenses. See the Appendix for the current fees associated with each Portfolio (investment option).
Standard Death Benefit	No changes.
Other Benefits	No changes.
Important Information You Should Consider About the Contract	The Annual Portfolio Company Expenses table was updated to reflect the new range as described above.
Overview of the Contract	No changes.
Premiums	No changes.
Surrenders and Withdrawals	No changes.
Lapse	No changes.
Other Changes
Thrivent Partner Healthcare Portfolio had a name change to Thrivent
Healthcare Portfolio.
BlackRock Investment Management, LLC (“BIM”) will no longer serve as a subadviser to the Thrivent Healthcare Portfolio.
Thrivent Partner Emerging Markets Equity Portfolio had a name change to
Thrivent Emerging Markets Equity Portfolio.
Aberdeen Asset Managers Limited (“AAML”) will no longer serve as a subadviser to the Thrivent Emerging Markets Equity Portfolio.
Goldman Sachs Asset Management, L.P. (“GSAM”) will no longer serve as a subadviser to the Thrivent International Allocation Portfolio.
The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
A Decrease Charge (early withdrawal charge) consisting of the Contingent
Deferred Sales Charge (CDSC) and the Deferred Administrative Charge may
be assessed upon surrender, lapse or any decrease in the Face Amount. The
Decrease Charge will vary depending on the number of years since the last increase in Face Amount . The maximum amount of Deferred Administrative
Charge that may be charged is $17.90 ($8.33 for VUL 1 Contracts) per $1,000 of decrease in Face Amount. For example, if you make an early withdrawal, you could pay a Decrease Charge of up to $1,790 ($833 for VUL 1 Contracts)
on a $100,000 decrease. The maximum Contingent Deferred Sales Charge is
25% of CDSC Premium.
				Charges Fee Table
Transaction Charges
In addition to Decrease Charges (early withdrawal charges), you also may be charged for other transactions such as when you pay a premium, transfer accumulated value between investment options, make more than one partial surrender in a Contract Year or exercise your Accelerated Benefits Rider.
A percent of premium charge of 3% is deducted upon receipt of most premiums.
A partial surrender charge applies upon each partial surrender. The maximum amount deducted is $25 per partial surrender.
A transfer charge applies (on VUL 1 Contracts only) to each transfer in excess of the first two transfers made in a Contract Year. The maximum amount deducted is $20 per transfer.
An Accelerated Benefits Rider charge will be deducted upon the exercise of the benefit. The maximum amount deducted is $150. The charge may vary by state.
A premium processing charge of up to $1.00 for each automatic payment and up to $2.00 for other types of payments may apply.
				Charges Fee Table
Ongoing Fees and Expenses (annual charges)
In addition to Decrease Charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, monthly administrative charges, basic monthly charges, interest on any Debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured (e.g. age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolio companies that correspond to Subaccounts available under the Contract, as shown in the following table:
				Charges Appendix Fee Table
	Annual Fee	Minimum	Maximum
	Annual Portfolio Company Expenses (deducted from Portfolio assets)	0.23%	1.24%

RISKS	Location in Statutory Prospectus
Risk of Loss
You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.
Additionally, Debt will reduce your Accumulated Value and Surrender Value,
Death Proceeds and the amount of premiums considered to meet the Death
Benefit Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The primary purpose of this
Contract is to provide a Death Benefit in the event of the Insured’s death.
Surrender charges, expenses, and tax consequences generally make the
Contract unsuitable as a short-term investment.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose.
Each investment option has its own unique risks.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the
Contract. You could lose some or all of your money.
You should review the available Portfolio s’ prospectuses before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risks of Investing in the Contract
Contract Lapse
Your Contract will lapse (that is, terminate without value) if: (1) your Monthly
Deductions are greater than your Cash Surrender Value; (2) Contract Debt exceeds the Accumulated Value less any Decrease Charge and the Death
Benefit Guarantee is not in effect; and (3) payment sufficient to cover the next two Monthly Deductions is not received within 61 days (in most states) of notification of the accumulated value deficiency. No Death Benefit will be paid if the Contract is lapsed. Payment will be required to reinstate the Contract.
We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Lapse and Reinstatement

RESTRICTIONS	Location in Statutory Prospectus
Investments
We place limits on frequent trading.
There is a $20 charge (to VUL 1 Contracts only) for each transfer when you transfer money between investment options in excess of 2 times a year.
Thrivent reserves the right to remove or substitute Portfolio companies as investment options that are available under the Contract.
We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your
Contract as a “modified endowment contract” (MEC).
Frequent Trading Among Subaccounts and Other Transactions Addition, Deletion, Combination or Substitution of Investments Premium Limits Taxes
Optional Benefits
Optional benefits may be subject to age and underwriting requirements. We generally deduct any monthly costs for these Additional Benefits from the
Accumulated Value as part of the Monthly Deduction. Optional benefits may not be available for all ages or underwriting classes, may not be available after original issue of the Contract and may terminate at certain ages. We may stop offering an optional benefit at any time prior to the time you elect to add it to your Contract.
Other Benefits Available Under the Contract
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
Distributions from your Contract, if taxable, will be taxed at ordinary income tax rates.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC.
Distributions including loans and loan interest will be taxed on an “income first”
basis and may be subject to a penalty tax if taken before you are age 59  1∕2 if your Contract is a MEC.
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the impositions of gift, estate, and generation skipping transfer taxes.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Your financial advisor or professional may receive compensation for selling this Contract to you. This compensation consists of commissions, bonuses, asset-based compensation, and promotional incentives. Thrivent may also share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Distribution of the Contract

Special Terms
Accelerated Benefits Rider	This benefit allows the Owner to receive a portion of the Death Benefit while the Insured is living.
Accumulated Value
The total amount of value held under a Contract at any time (which equals the sum of the amounts held in the Loan Account and Variable Account).
The Accumulated Value, unlike the Cash Surrender Value, is not reduced by any Decrease Charge or Contract Debt.

Beneficiary	The person(s) named by the Contract Owner to receive the death proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value	The Accumulated Value less any Contract Debt, the amount, if any, needed to cover unpaid Monthly Deductions and any Decrease Charge.
CDSC Premium	An annual premium amount determined by us and used solely for the purpose of calculating the maximum Contingent Deferred Sales Charge.
Contingent Deferred Sales Charge	A charge to compensate us for the cost of selling the Contract, including sales commissions, the printing of prospectuses and sales literature, and advertising.
Contract
The flexible premium variable adjustable life insurance contract offered by
Thrivent and described in this prospectus consisting of the certificate of insurance, any attached riders, amendments or endorsements, the application and our Articles of Incorporation and Bylaws.

Contract Year	The period from one Contract Anniversary to the next. The first Contract Year was the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Date of Issue	The date shown on page 3 of the Contract that is used to determine Contract Anniversaries, Monthly Anniversaries, Contract Years and Contract Months, each of which is measured from the Date of Issue.
Death Benefit
The amount calculated under the applicable Death Benefit Option (Option A or Option B). The Death Benefit should be distinguished from the cash proceeds payable on the Insured’s death, which will be the Death Benefit less Contract Debt and any unpaid Monthly Deductions.

Death Benefit Guarantee
A feature of the Contract guaranteeing that the Contract will not lapse if on each Monthly Anniversary the total cumulative premiums paid under the
Contract, less any partial surrenders and Contract Loan Amount, equal or exceed the sum of the Death Benefit Guarantee Premiums in effect for each Monthly Anniversary since the issuance of the Contract.

Death Benefit Guarantee Premium	A monthly premium amount specified in the Contract. The Death Benefit Guarantee Premium determines the payments required to maintain the Death Benefit Guarantee.
Debt
The sum of all unpaid Contract loans (including any unpaid loan interest added to the loan balance) outstanding on a relevant date, less any unearned prepaid loan interest. Contract Debt should be distinguished from the Loan Amount (see definition of “Loan Amount” below), in that the Loan
Amount includes any unearned prepaid loan interest.

Decrease Charge
A deferred Contract charge consisting of the Contingent Deferred Sales
Charge and the Deferred Administrative Charge. The Decrease Charge is
deducted from the Subaccounts of the Variable Account and paid to
Thrivent upon full lapse or surrender of the Contract, or in part upon a requested decrease in Face Amount. A separate amount of Decrease
Charge is determined for each requested increase in Face Amount.

Deferred Administrative Charge
A charge to reimburse Thrivent for administrative expenses incurred in issuing the Contract. The Deferred Administrative Charge will be imposed if the Contract is surrendered or lapses, or will be imposed in part if the
Contract Owner requests a decrease in the Face Amount. A separate charge applies for a set period of time following each requested increase in
Face Amount.

Face Amount	The minimum Death Benefit under the Contract as long as the Contract remains in force. The Face Amount will be specified in the Contract.
Fund	Thrivent Series Fund, Inc., the mutual fund that consists of several Portfolios that underlie Subaccounts of the Variable Account.
Insured	The person upon whose life the Contract is issued.
Monthly Deduction
Monthly charges deducted from the Accumulated Value of the Contract.
These charges include the cost of insurance charge; a Basic Monthly
Administrative Charge ($10.00 per month for the Contract and $4.00 per month for VUL 1 Contracts); the Initial Monthly Administrative Charge; and
charges for additional insurance benefits. “Monthly Deduction” also includes any Decrease Charge being deducted for a requested decrease in
Face Amount during the preceding Contract Month.

Owner	The Insured, unless otherwise designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contract Owner. A collateral assignee is not the Contract Owner.
Portfolio	A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Service Center	Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate. Telephone: (800) 847-4836. Email: mail@thrivent.com.
Subaccount	Your available investment options within the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Variable Account	Thrivent Variable Insurance Account B, which is a separate account of Thrivent. The Subaccounts are subdivisions of the Variable Account.
we, us, our	Thrivent.
you, your	The Owner(s) of the Contract.

Appendix: Portfolio Companies Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/VariableLifeB. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5-YEAR	10-YEAR
Allocation – 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75%[1]	-17.92%	6.26%	9.29%
Allocation – 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	-17.41%	4.78%	7.58%
Allocation – 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	-16.19%	4.01%	6.14%
Allocation – 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.65%	-13.77%	3.34%	5.82%
	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	-14.73%	2.35%	4.19%
Allocation – 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	-12.38%	2.16%	4.22%
Corporate Bond	Thrivent Income Portfolio	0.43%	-15.86%	0.75%	2.17%
Diversified Emerging Markets	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	-25.91%	-1.69%	0.23%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.74%	-18.35%	-0.19%	3.31%
	Thrivent International Index Portfolio	0.45%	-14.56%	N/A4	N/A4
Health	Thrivent Healthcare Portfolio	0.84%[1]	-5.54%	11.52%	11.42%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	-10.22%	1.26%	3.19%
Intermediate Government	Thrivent Government Bond Portfolio	0.45%	-10.37%	0.08%	0.94%
Large Blend	Thrivent ESG Index Portfolio	0.38%[1]	-21.83%	N/A4	N/A4
	Thrivent Large Cap Index Portfolio	0.23%	-18.30%	9.17%	12.24%
Large Growth	Thrivent All Cap Portfolio	0.66%	-18.21%	7.97%	11.03%
	Thrivent Large Cap Growth Portfolio	0.43%	-33.63%	9.77%	12.95%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	-4.68%	8.35%	11.08%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	-13.25%	6.46%	10.46%
	Thrivent Mid Cap Stock Portfolio	0.66%	-17.96%	7.63%	12.88%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[1]	-28.52%	N/A4	N/A4
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.90%[1]	-5.23%	N/A4	N/A4
Money Market – Taxable	Thrivent Money Market Portfolio	0.32%	1.36%	0.99%	0.54%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5-YEAR	10-YEAR
MultiSector Bond	Thrivent Multidimensional Income Portfolio	1.00%[1]	-13.35%	1.11%	N/A2
	Thrivent Opportunity Income Plus Portfolio	0.66%	-10.49%	0.43%	1.50%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-25.60%	3.93%	6.61%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	-4.19%	1.12%	1.39%
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	-16.30%	5.65%	10.55%
	Thrivent Small Cap Stock Portfolio	0.70%	-10.46%	9.49%	12.73%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	-22.91%	N/A3	N/A3
Global Large - Stock Blend	Thrivent Global Stock Portfolio	0.63%	-18.97%	4.90%	8.60%
	Thrivent Low Volatility Equity Portfolio	0.90%[1]	-10.67%	5.31%	N/A2
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.

This updating summary prospectus incorporates by reference the Thrivent flexible premium individual variable adjustable life insurance prospectus and Statement of Additional Information (SAI), both dated April 30, 2023, as amended or supplemented.
The SAI dated April 30, 2023 contains more information about the Contract and Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/VariableLifeB. For a paper copy of the SAI, to request other information about the Contract, and to make other inquiries, you may call our Service Center at 1-800-847-4836 or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Not available in all states. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Forms V2-VL-VUL, V2-VU-VUL and V3-YC-VUL and state variations
EDGAR Contract No. C000214624 VP20 (VIP)SPRU R4-23